Description of Organization and Business Operations - Additional Information (Details) - USD ($)				1 Months Ended			12 Months Ended
	Oct. 29, 2022	Sep. 27, 2022	Feb. 19, 2021	Feb. 19, 2021	Dec. 28, 2020	Dec. 28, 2020	Dec. 31, 2022	Mar. 31, 2023	Feb. 10, 2023	Oct. 03, 2022	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.00001	$ 0.00001			$ 0.0001
PATHFINDER ACQUISITION CORPORATION [Member]
Description of Organization and Business Operations (Details) [Line Items]
Operating bank accounts							$ 77,000
Payment from the sponsor							25,000
Loan amount							129,000
Working capital loans							1,000,000				$ 250,000
Deferred underwriting commissions	$ 5,100,000	$ 6,300,000
Working Capital Deficit							8,100,000
Initial Public Offering [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued by the company (in shares)				32,500,000
Gross proceeds				$ 325,000,000
Offering costs				18,500,000
Deferred underwriting commissions.				$ 11,400,000
Option to purchase (in Shares)				2,000,000
Amount of net proceeds from sale of units							$ 325,000,000
Net proceeds per share (in Dollars per share)							$ 10
Over-Allotment Option [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued by the company (in shares)				2,500,000
Unit price per share (in Dollars per share)			$ 10
Price per share (in dollars per share) | $ / shares			$ 10	$ 10
Private Placement [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued by the company (in shares)							4,250,000
Gross proceeds							$ 8,500,000
Private placement warrant (in Dollars per share)							$ 2
Price per share (in dollars per share) | $ / shares							2
Class A Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Description of Organization and Business Operations (Details) [Line Items]
Class of warrant or right, exercise price of warrants or rights							11.5
Price per share (in dollars per share) | $ / shares							11.5
Ordinary shares, par value (in Dollars per share)							0.0001				$ 0.0001
Class A Ordinary Shares [Member] | Domestication [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Description of Organization and Business Operations (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0001
Class A Ordinary Shares [Member] | Private Placement [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in dollars per share) | $ / shares							$ 11.5
New Movella Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in dollars per share) | $ / shares									$ 11.5
New Movella Common Stock [Member] | Domestication [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Description of Organization and Business Operations (Details) [Line Items]
Class of warrant or right, exercise price of warrants or rights										11.5
Common stock, conversion basis							one share of common stock, $0.00001 par value per share, of New Movella (“New Movella Common Stock”); (ii) each issued and outstanding whole warrant to purchase Class A ordinary shares of Pathfinder was automatically converted into a warrant to purchase one share of New Movella Common Stock at an exercise price of $11.50 per share on the terms
Class B Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued by the company (in shares)					7,906,250	7,906,250
Ordinary shares, par value (in Dollars per share)							$ 0.0001				$ 0.0001
Class B Ordinary Shares [Member] | Domestication [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Description of Organization and Business Operations (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0001